Federated Hermes Short-Intermediate Total Return Bond Fund
Portfolio of Investments
November 30, 2022 (unaudited)
Principal Amount or Shares			Value
		U.S. TREASURIES—49.5%
		U.S. Treasury Notes—49.5%
$ 2,500,000		United States Treasury Notes, 0.125%, 12/15/2023	$ 2,383,915
15,000,000		United States Treasury Notes, 0.250%, 5/15/2024	14,087,647
10,000,000		United States Treasury Notes, 0.250%, 6/15/2024	9,362,726
23,500,000		United States Treasury Notes, 0.250%, 5/31/2025	21,326,558
65,000,000		United States Treasury Notes, 0.250%, 6/30/2025	58,946,407
52,500,000		United States Treasury Notes, 0.250%, 7/31/2025	47,431,251
27,500,000		United States Treasury Notes, 0.250%, 8/31/2025	24,751,776
27,500,000		United States Treasury Notes, 0.250%, 9/30/2025	24,750,225
10,000,000		United States Treasury Notes, 0.250%, 10/31/2025	8,965,625
15,000,000		United States Treasury Notes, 0.375%, 4/30/2025	13,695,763
7,500,000		United States Treasury Notes, 0.375%, 11/30/2025	6,725,435
22,750,000		United States Treasury Notes, 0.375%, 1/31/2026	20,295,630
12,500,000		United States Treasury Notes, 0.500%, 3/31/2025	11,485,443
30,000,000		United States Treasury Notes, 0.625%, 10/15/2024	27,986,040
30,000,000		United States Treasury Notes, 0.625%, 7/31/2026	26,597,130
15,000,000		United States Treasury Notes, 0.750%, 5/31/2026	13,417,926
12,500,000		United States Treasury Notes, 0.750%, 8/31/2026	11,110,461
10,000,000		United States Treasury Notes, 0.875%, 6/30/2026	8,968,863
10,000,000		United States Treasury Notes, 1.125%, 2/28/2025	9,332,089
18,000,000		United States Treasury Notes, 1.375%, 1/31/2025	16,925,854
50,000,000		United States Treasury Notes, 1.500%, 2/29/2024	48,115,990
17,000,000		United States Treasury Notes, 1.750%, 6/30/2024	16,287,013
7,500,000		United States Treasury Notes, 1.750%, 7/31/2024	7,168,671
20,000,000		United States Treasury Notes, 1.875%, 2/28/2027	18,436,236
9,500,000		United States Treasury Notes, 2.000%, 5/31/2024	9,145,480
10,000,000	[1]	United States Treasury Notes, 2.125%, 3/31/2024	9,679,015
7,500,000		United States Treasury Notes, 2.500%, 1/31/2024	7,315,658
425,000		United States Treasury Notes, 2.625%, 4/15/2025	409,596
7,250,000	[1]	United States Treasury Notes, 2.750%, 8/31/2023	7,145,847
31,150,000		United States Treasury Notes, 2.750%, 4/30/2027	29,741,241
5,000,000		United States Treasury Notes, 2.750%, 7/31/2027	4,768,806
8,000,000		United States Treasury Notes, 2.875%, 11/30/2023	7,852,928
62,500,000		United States Treasury Notes, 3.125%, 8/31/2027	60,645,687
3,000,000		United States Treasury Notes, 3.500%, 9/15/2025	2,953,108
32,000,000		United States Treasury Notes, 4.125%, 9/30/2027	32,420,061
25,000,000		United States Treasury Notes, 4.250%, 9/30/2024	24,930,650
20,000,000		United States Treasury Notes, 4.250%, 10/15/2025	20,079,458
		TOTAL U.S. TREASURIES (IDENTIFIED COST $730,652,774)	685,642,209
		CORPORATE BONDS—26.9%
		Basic Industry - Metals & Mining—0.2%
2,493,000		Glencore Funding LLC, Sr. Unsecd. Note, 144A, 1.625%, 9/1/2025	2,259,018
425,000		Reliance Steel & Aluminum Co., Sr. Unsecd. Note, 4.500%, 4/15/2023	423,998
		TOTAL	2,683,016

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Capital Goods - Aerospace & Defense—1.2%
$ 1,000,000		Boeing Co., Sr. Unsecd. Note, 1.875%, 6/15/2023	$ 981,956
1,705,000		Boeing Co., Sr. Unsecd. Note, 1.950%, 2/1/2024	1,641,028
2,000,000		Boeing Co., Sr. Unsecd. Note, 2.196%, 2/4/2026	1,818,917
2,000,000		Boeing Co., Sr. Unsecd. Note, 4.508%, 5/1/2023	1,992,978
2,480,000		Huntington Ingalls Industries, Inc., Sr. Unsecd. Note, 0.670%, 8/16/2023	2,400,973
1,000,000		Leidos, Inc., Sr. Unsecd. Note, Series WI, 2.950%, 5/15/2023	989,725
905,000		Leidos, Inc., Sr. Unsecd. Note, Series WI, 3.625%, 5/15/2025	872,962
1,500,000		Northrop Grumman Corp., Sr. Unsecd. Note, 2.930%, 1/15/2025	1,443,264
5,000,000		Teledyne Technologies, Inc., Sr. Unsecd. Note, 1.600%, 4/1/2026	4,452,286
40,000	[2]	Textron Financial Corp., Jr. Sub. Note, 144A, 6.341% (3-month USLIBOR +1.735%), 2/15/2042	28,079
		TOTAL	16,622,168
		Capital Goods - Building Materials—0.1%
1,500,000		Allegion US Holdings Co., Inc., Sr. Unsecd. Note, 3.200%, 10/1/2024	1,446,586
		Capital Goods - Construction Machinery—0.8%
2,000,000		CNH Industrial Capital America LLC, Sr. Unsecd. Note, 1.450%, 7/15/2026	1,760,357
2,000,000		CNH Industrial Capital America LLC, Sr. Unsecd. Note, 1.875%, 1/15/2026	1,812,241
1,575,000		CNH Industrial Capital America LLC, Sr. Unsecd. Note, 1.950%, 7/2/2023	1,544,032
560,000	[3]	Deere & Co., Sr. Unsecd. Note, 2.750%, 4/15/2025	538,909
5,385,000		Weir Group PLC/The, Sr. Unsecd. Note, 144A, 2.200%, 5/13/2026	4,763,374
		TOTAL	10,418,913
		Capital Goods - Diversified Manufacturing—0.6%
415,000		Lennox International, Inc., Sr. Unsecd. Note, 3.000%, 11/15/2023	406,757
3,410,000		Roper Technologies, Inc., Sr. Unsecd. Note, 1.000%, 9/15/2025	3,069,989
2,000,000		Roper Technologies, Inc., Sr. Unsecd. Note, 3.650%, 9/15/2023	1,976,452
3,335,000		Vontier Corp., Sr. Unsecd. Note, Series WI, 1.800%, 4/1/2026	2,818,075
790,000		Wabtec Corp., Sr. Unsecd. Note, 3.200%, 6/15/2025	742,116
		TOTAL	9,013,389
		Communications - Cable & Satellite—0.2%
2,000,000		Comcast Corp., Sr. Unsecd. Note, 3.700%, 4/15/2024	1,972,352
590,000		Comcast Corp., Sr. Unsecd. Note, 5.350%, 11/15/2027	608,230
		TOTAL	2,580,582
		Communications - Media & Entertainment—0.5%
5,000,000		Netflix, Inc., Sr. Unsecd. Note, 4.375%, 11/15/2026	4,833,737
444,000		Paramount Global, Sr. Unsecd. Note, 4.750%, 5/15/2025	440,219
1,000,000		Walt Disney Co., Sr. Unsecd. Note, 1.750%, 1/13/2026	919,908
195,000		Walt Disney Co., Sr. Unsecd. Note, 4.000%, 10/1/2023	193,081
750,000		Walt Disney Co., Sr. Unsecd. Note, Series MTN, 1.850%, 7/30/2026	682,615
		TOTAL	7,069,560
		Communications - Telecom Wireless—0.9%
1,055,000		American Tower Corp., Sr. Unsecd. Note, 2.400%, 3/15/2025	993,465
1,000,000		American Tower Corp., Sr. Unsecd. Note, 3.375%, 5/15/2024	974,441
2,500,000		Bell Canada, Sr. Unsecd. Note, Series US-3, 0.750%, 3/17/2024	2,369,893
1,000,000		Crown Castle, Inc., 3.150%, 7/15/2023	988,614
1,000,000		Crown Castle, Inc., Sr. Unsecd. Note, 3.200%, 9/1/2024	970,678
3,500,000		T-Mobile USA, Inc., Series WI, 1.500%, 2/15/2026	3,137,358
1,000,000		T-Mobile USA, Inc., Series WI, 3.500%, 4/15/2025	968,690
2,000,000	[2]	Vodafone Group PLC, Sr. Unsecd. Note, 5.069% (3-month USLIBOR +0.990%), 1/16/2024	1,999,361
		TOTAL	12,402,500
		Communications - Telecom Wirelines—0.5%
5,100,000		Rogers Communications, Inc., Sr. Unsecd. Note, 144A, 3.200%, 3/15/2027	4,761,803

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Communications - Telecom Wirelines—continued
$ 2,071,000		Verizon Communications, Inc., Sr. Unsecd. Note, 0.850%, 11/20/2025	$ 1,859,452
		TOTAL	6,621,255
		Consumer Cyclical - Automotive—1.5%
2,510,000		Daimler Trucks Financial NA, Sr. Unsecd. Note, 144A, 2.000%, 12/14/2026	2,203,124
550,000		General Motors Co., Sr. Unsecd. Note, 6.125%, 10/1/2025	557,578
1,000,000		General Motors Financial Co., Inc., Sr. Unsecd. Note, 1.700%, 8/18/2023	973,660
400,000		General Motors Financial Co., Inc., Sr. Unsecd. Note, 4.150%, 6/19/2023	397,378
5,175,000		Mercedes-Benz NA LLC, Sr. Unsub., 144A, 1.450%, 3/2/2026	4,626,949
4,000,000	[3]	Stellantis Finance US, Inc., Sr. Unsecd. Note, 144A, 5.625%, 1/12/2028	3,987,114
3,000,000		Stellantis N.V., Sr. Unsecd. Note, 5.250%, 4/15/2023	2,992,245
4,000,000		Volkswagen Group of America Finance LLC, Sr. Unsecd. Note, 144A, 1.250%, 11/24/2025	3,582,910
1,000,000		Volkswagen Group of America Finance LLC, Sr. Unsecd. Note, 144A, 3.350%, 5/13/2025	958,251
		TOTAL	20,279,209
		Consumer Cyclical - Retailers—0.0%
500,000		CVS Health Corp., Sr. Unsecd. Note, 2.625%, 8/15/2024	483,214
		Consumer Non-Cyclical - Food/Beverage—1.3%
2,000,000	[2]	Anheuser-Busch InBev Worldwide, Inc., Sr. Unsecd. Note, Series 5FRN, 4.659% (3-month USLIBOR +0.740%), 1/12/2024	1,997,393
4,725,000		International Flavors & Fragrances, Inc., Sr. Unsecd. Note, 144A, 1.230%, 10/1/2025	4,179,923
1,400,000		JDE Peet’s B.V., Sr. Unsecd. Note, 144A, 0.800%, 9/24/2024	1,277,161
9,100,000		Kerry Group Financial Services, Sr. Unsecd. Note, 144A, 3.200%, 4/9/2023	9,031,957
1,000,000		McCormick & Co., Inc., Sr. Unsecd. Note, 3.150%, 8/15/2024	968,652
		TOTAL	17,455,086
		Consumer Non-Cyclical - Health Care—0.7%
4,000,000		Becton Dickinson & Co., Sr. Unsecd. Note, 3.363%, 6/6/2024	3,908,556
3,000,000		GE Healthcare Holding LLC, Sr. Unsecd. Note, 144A, 5.650%, 11/15/2027	3,061,099
2,215,000		PerkinElmer, Inc., Sr. Unsecd. Note, 0.850%, 9/15/2024	2,048,035
1,225,000		Stryker Corp., Sr. Unsecd. Note, 0.600%, 12/1/2023	1,170,361
		TOTAL	10,188,051
		Consumer Non-Cyclical - Pharmaceuticals—1.0%
3,720,000		Abbott Laboratories, Sr. Unsecd. Note, 3.400%, 11/30/2023	3,666,851
1,000,000		AbbVie, Inc., Sr. Unsecd. Note, 2.850%, 5/14/2023	990,274
2,000,000		AbbVie, Inc., Sr. Unsecd. Note, 3.600%, 5/14/2025	1,946,414
2,500,000		AbbVie, Inc., Sr. Unsecd. Note, 3.800%, 3/15/2025	2,447,531
1,000,000		Bayer US Finance II LLC, Sr. Unsecd. Note, 144A, 3.875%, 12/15/2023	984,271
246,000		Bristol-Myers Squibb Co., Sr. Unsecd. Note, Series WI, 2.900%, 7/26/2024	239,365
962,000		Bristol-Myers Squibb Co., Sr. Unsecd. Note, Series WI, 3.250%, 2/20/2023	959,552
1,500,000		Merck & Co., Inc., Sr. Unsecd. Note, 0.750%, 2/24/2026	1,343,703
1,800,000		Shire Acquisitions Investments Ireland DAC, Sr. Unsecd. Note, 2.875%, 9/23/2023	1,766,142
		TOTAL	14,344,103
		Consumer Non-Cyclical - Tobacco—0.4%
365,000		Altria Group, Inc., Sr. Unsecd. Note, 3.800%, 2/14/2024	358,920
750,000		BAT Capital Corp., Sr. Unsecd. Note, 2.789%, 9/6/2024	717,462
1,000,000		BAT Capital Corp., Sr. Unsecd. Note, 3.222%, 8/15/2024	964,817
1,400,000		BAT International Finance PLC, Sr. Unsecd. Note, 1.668%, 3/25/2026	1,241,576
1,000,000		Philip Morris International, Inc., Sr. Unsecd. Note, 1.500%, 5/1/2025	925,809
2,000,000		Philip Morris International, Inc., Sr. Unsecd. Note, 5.125%, 11/17/2027	2,005,245
		TOTAL	6,213,829
		Energy - Independent—0.1%
840,000		Canadian Natural Resources Ltd., Sr. Unsecd. Note, 2.950%, 1/15/2023	839,320

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Energy - Integrated—0.0%
$ 500,000		Chevron Corp., Sr. Unsecd. Note, 1.141%, 5/11/2023	$ 492,610
		Energy - Midstream—0.7%
255,000		Eastern Energy Gas Holdings, Sr. Unsecd. Note, Series A, 2.500%, 11/15/2024	242,507
500,000		Energy Transfer Operating, Sr. Unsecd. Note, 2.900%, 5/15/2025	471,975
150,000		Energy Transfer Partners LP, Sr. Unsecd. Note, 4.900%, 2/1/2024	149,138
1,000,000		Enterprise Products Operating LLC, 3.900%, 2/15/2024	983,646
2,437,000		Enterprise Products Operating LLC, Sr. Unsecd. Note, 3.350%, 3/15/2023	2,425,893
2,000,000		Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 4.150%, 2/1/2024	1,974,465
500,000		Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 4.300%, 5/1/2024	493,658
1,165,000		MPLX LP, Sr. Unsecd. Note, 1.750%, 3/1/2026	1,040,393
2,000,000		ONEOK Partners LP, Sr. Unsecd. Note, 4.900%, 3/15/2025	1,980,604
		TOTAL	9,762,279
		Energy - Oil Field Services—0.1%
2,000,000		Sunoco Logistics Partners LP, Sr. Unsecd. Note, 3.900%, 7/15/2026	1,888,700
		Energy - Refining—0.6%
2,000,000		Marathon Petroleum Corp., Sr. Unsecd. Note, 4.700%, 5/1/2025	1,984,424
1,845,000		Phillips 66, Sr. Unsecd. Note, 1.300%, 2/15/2026	1,657,375
2,000,000		Valero Energy Corp., Sr. Unsecd. Note, 1.200%, 3/15/2024	1,898,331
2,270,000		Valero Energy Corp., Sr. Unsecd. Note, 2.850%, 4/15/2025	2,162,055
		TOTAL	7,702,185
		Financial Institution - Banking—6.7%
143,000		American Express Co., Sr. Unsecd. Note, 2.650%, 12/2/2022	143,000
1,000,000		American Express Co., Sr. Unsecd. Note, 3.400%, 2/22/2024	984,175
910,000		American Express Co., Sr. Unsecd. Note, 5.850%, 11/5/2027	945,371
1,000,000		Associated Banc-Corp., Sub. Note, 4.250%, 1/15/2025	974,689
1,000,000		Bank of America Corp., 3.550%, 3/5/2024	995,059
539,000		Bank of America Corp., Sr. Unsecd. Note, 3.004%, 12/20/2023	538,376
2,000,000		Bank of America Corp., Sr. Unsecd. Note, Series MTN, 0.981%, 9/25/2025	1,833,158
2,000,000		Bank of America Corp., Sr. Unsecd. Note, Series MTN, 1.197%, 10/24/2026	1,776,294
1,000,000		Bank of America Corp., Sr. Unsecd. Note, Series MTN, 1.319%, 6/19/2026	902,667
3,500,000		Bank of America Corp., Sr. Unsecd. Note, Series MTN, 2.456%, 10/22/2025	3,295,328
1,500,000	[2]	Bank of America Corp., Sr. Unsecd. Note, Series MTN, 3.948% (3-month USLIBOR +0.790%), 3/5/2024	1,498,076
1,500,000		Bank of America Corp., Sub. Note, Series MTN, 4.000%, 1/22/2025	1,471,310
3,000,000		Bank of New York Mellon Corp., Sr. Unsecd. Note, Series MTN, 1.600%, 4/24/2025	2,787,862
1,000,000		Bank of New York Mellon Corp., Sr. Unsecd. Note, Series MTN, 2.200%, 8/16/2023	982,261
1,200,000		Capital One Bank, Sub. Note, 3.375%, 2/15/2023	1,196,067
2,000,000		Citigroup, Inc., Sr. Unsecd. Note, 1.462%, 6/9/2027	1,741,991
2,500,000		Citigroup, Inc., Sr. Unsecd. Note, 1.678%, 5/15/2024	2,457,765
1,855,000		Citigroup, Inc., Sr. Unsecd. Note, 3.352%, 4/24/2025	1,794,425
4,290,000	[2]	Citigroup, Inc., Sr. Unsecd. Note, 5.749% (3-month USLIBOR +1.100%), 5/17/2024	4,294,639
2,000,000		Citizens Bank, N.A., Providence, Sr. Unsecd. Note, 6.064%, 10/24/2025	2,023,329
500,000		Citizens Bank, N.A., Providence, Sr. Unsecd. Note, Series BKNT, 2.250%, 4/28/2025	465,757
500,000		Fifth Third Bancorp, Sr. Unsecd. Note, 2.375%, 1/28/2025	472,364
655,000		Fifth Third Bancorp, Sr. Unsecd. Note, 3.650%, 1/25/2024	644,919
2,000,000		Fifth Third Bancorp, Sr. Unsecd. Note, 6.361%, 10/27/2028	2,072,252
1,505,000		FNB Corp. (PA), Sr. Unsecd. Note, 2.200%, 2/24/2023	1,494,439
1,990,000		FNB Corp. (PA), Sr. Unsecd. Note, 5.150%, 8/25/2025	1,974,305
500,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.272%, 9/29/2025	481,629
2,000,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.500%, 1/23/2025	1,945,848
1,000,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.500%, 11/16/2026	951,734

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Financial Institution - Banking—continued
$ 500,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.625%, 1/22/2023	$ 499,162
1,500,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.625%, 2/20/2024	1,475,114
2,010,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 5.700%, 11/1/2024	2,035,083
1,000,000	[2]	Goldman Sachs Group, Inc., Sr. Unsecd. Note, Series MTN, 6.333% (3-month USLIBOR +1.600%), 11/29/2023	1,009,381
775,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, Series VAR, 1.093%, 12/9/2026	683,071
1,000,000		Huntington Bancshares, Inc., Sr. Unsecd. Note, 2.625%, 8/6/2024	958,174
1,000,000		Huntington National Bank, Sr. Unsecd. Note, Series BKNT, 3.550%, 10/6/2023	987,865
2,000,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 1.045%, 11/19/2026	1,765,213
3,000,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 2.005%, 3/13/2026	2,789,020
2,000,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 2.700%, 5/18/2023	1,982,430
2,000,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 3.125%, 1/23/2025	1,944,082
200,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 3.200%, 1/25/2023	199,620
2,500,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 3.559%, 4/23/2024	2,482,805
1,000,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 3.625%, 5/13/2024	984,427
725,000		JPMorgan Chase & Co., Sub. Note, 3.375%, 5/1/2023	720,303
5,500,000		Morgan Stanley, Sr. Unsecd. Note, 0.985%, 12/10/2026	4,826,020
2,000,000		Morgan Stanley, Sr. Unsecd. Note, Series I, 0.864%, 10/21/2025	1,826,218
2,000,000		Morgan Stanley, Sr. Unsecd. Note, Series MTN, 2.720%, 7/22/2025	1,909,026
500,000		Morgan Stanley, Sub. Note, Series MTN, 4.100%, 5/22/2023	498,406
3,000,000		PNC Financial Services Group, Inc., Sr. Unsecd. Note, 2.200%, 11/1/2024	2,857,254
1,000,000		PNC Financial Services Group, Inc., Sr. Unsecd. Note, 3.500%, 1/23/2024	984,924
1,500,000		PNC Financial Services Group, Sr. Unsecd. Note, 5.671%, 10/28/2025	1,512,839
2,330,000		Regions Financial Corp., Sr. Unsecd. Note, 2.250%, 5/18/2025	2,182,407
1,250,000		Truist Bank, Sr. Unsecd. Note, Series BKNT, 1.500%, 3/10/2025	1,158,931
2,500,000		Truist Financial Corp., Sr. Unsecd. Note, Series MTN, 1.200%, 8/5/2025	2,270,529
2,500,000		Truist Financial Corp., Sr. Unsecd. Note, Series MTN, 1.267%, 3/2/2027	2,218,589
2,520,000		US Bancorp, Sr. Unsecd. Note, 1.450%, 5/12/2025	2,341,265
2,500,000		US Bancorp, Sr. Unsecd. Note, 2.400%, 7/30/2024	2,414,121
1,000,000		Wells Fargo & Co., Sr. Unsecd. Note, Series MTN, 3.000%, 2/19/2025	963,212
1,000,000		Wells Fargo & Co., Sr. Unsecd. Note, Series MTN, 3.750%, 1/24/2024	986,461
		TOTAL	92,605,041
		Financial Institution - Finance Companies—0.5%
4,435,000		AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust, Sr. Unsecd. Note, 1.750%, 1/30/2026	3,914,541
1,665,000		AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust, Sr. Unsecd. Note, 2.450%, 10/29/2026	1,464,824
1,455,000		Air Lease Corp., Sr. Unsecd. Note, Series MTN, 0.700%, 2/15/2024	1,370,614
		TOTAL	6,749,979
		Financial Institution - Insurance - Health—0.7%
2,900,000		Centene Corp., Sr. Unsecd. Note, 2.450%, 7/15/2028	2,441,737
271,000		CIGNA Corp., Sr. Unsecd. Note, 3.750%, 7/15/2023	269,161
2,000,000	[2]	CIGNA Corp., Sr. Unsecd. Note, 4.969% (3-month USLIBOR +0.890%), 7/15/2023	2,004,533
3,000,000		Elevance Health, Inc., Sr. Unsecd. Note, 1.500%, 3/15/2026	2,701,766
300,000		Elevance Health, Inc., Sr. Unsecd. Note, 5.350%, 10/15/2025	304,469
2,000,000		UnitedHealth Group, Inc., Sr. Unsecd. Note, 5.250%, 2/15/2028	2,058,522
		TOTAL	9,780,188
		Financial Institution - Insurance - Life—1.8%
1,000,000		AIA Group Ltd., Sr. Unsecd. Note, 144A, 3.200%, 3/11/2025	960,794
3,000,000		AIA Group Ltd., Sr. Unsecd. Note, 144A, 5.625%, 10/25/2027	3,071,543
1,000,000		AIG Global Funding, Sr. Secd. Note, 144A, 0.450%, 12/8/2023	953,720
2,500,000		Met Life Global Funding I, Sec. Fac. Bond, 144A, 0.400%, 1/7/2024	2,379,427
1,110,000		Met Life Global Funding I, Sec. Fac. Bond, 144A, 0.900%, 6/8/2023	1,086,201

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Financial Institution - Insurance - Life—continued
$ 4,415,000	Northwestern Mutual Global, Sr. Secd. Note, 144A, 0.800%, 1/14/2026	$ 3,918,837
2,500,000	Pacific Life Global Funding II, Sec. Fac. Bond, 144A, 1.200%, 6/24/2025	2,273,666
3,000,000	Pacific Life Global Funding II, Term Loan - 2nd Lien, 144A, 0.500%, 9/23/2023	2,894,161
2,500,000	PRICOA Global Funding I, Sec. Fac. Bond, 144A, 0.800%, 9/1/2025	2,239,219
1,000,000	PRICOA Global Funding I, Sec. Fac. Bond, 144A, 3.450%, 9/1/2023	989,679
1,035,000	Principal Life Global Funding II, Sec. Fac. Bond, 144A, 0.500%, 1/8/2024	984,586
2,000,000	Principal Life Global Funding II, Sec. Fac. Bond, 144A, 1.250%, 6/23/2025	1,819,369
1,000,000	Principal Life Global Funding II, Sec. Fac. Bond, 144A, 2.250%, 11/21/2024	944,981
	TOTAL	24,516,183
	Financial Institution - Insurance - P&C—0.0%
500,000	Liberty Mutual Group, Inc., Sr. Unsecd. Note, 144A, 4.250%, 6/15/2023	495,664
	Financial Institution - REIT - Other—0.0%
300,000	WP Carey, Inc., Sr. Unsecd. Note, 4.600%, 4/1/2024	298,316
	Technology—1.2%
2,000,000	Apple, Inc., Sr. Unsecd. Note, 0.550%, 8/20/2025	1,808,218
1,000,000	Apple, Inc., Sr. Unsecd. Note, 1.125%, 5/11/2025	924,704
700,000	Apple, Inc., Sr. Unsecd. Note, 3.000%, 2/9/2024	687,934
2,000,000	Broadcom Corp., Sr. Unsecd. Note, Series WI, 3.625%, 1/15/2024	1,965,554
835,000	Broadcom, Inc., Sr. Unsecd. Note, 2.250%, 11/15/2023	810,689
1,000,000	Broadcom, Inc., Sr. Unsecd. Note, 3.150%, 11/15/2025	951,993
2,520,000	CDW LLC / CDW Finance, Sr. Unsecd. Note, 2.670%, 12/1/2026	2,238,225
750,000	Dell International LLC / EMC Corp., Sr. Unsecd. Note, 4.000%, 7/15/2024	735,947
2,000,000	Oracle Corp., Sr. Unsecd. Note, 1.650%, 3/25/2026	1,796,185
1,855,000	Oracle Corp., Sr. Unsecd. Note, 2.500%, 4/1/2025	1,755,516
560,000	Salesforce, Inc., Sr. Unsecd. Note, 3.250%, 4/11/2023	557,182
535,000	Skyworks Solutions, Inc., Sr. Unsecd. Note, 1.800%, 6/1/2026	467,372
2,660,000	VMware, Inc., Sr. Unsecd. Note, 1.400%, 8/15/2026	2,340,605
	TOTAL	17,040,124
	Technology Services—0.3%
4,130,000	Fortinet, Inc., Sr. Unsecd. Note, 1.000%, 3/15/2026	3,636,132
	Transportation - Airlines—0.1%
770,000	Southwest Airlines Co., Sr. Unsecd. Note, 5.250%, 5/4/2025	774,897
	Transportation - Services—0.5%
5,555,000	GXO Logistics, Inc., Sr. Unsecd. Note, Series WI, 1.650%, 7/15/2026	4,763,170
1,735,000	Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 1.750%, 9/1/2026	1,541,122
	TOTAL	6,304,292
	Utility - Electric—3.0%
430,000	American Electric Power Co., Inc., Sr. Unsecd. Note, 5.750%, 11/1/2027	441,735
790,000	American Electric Power Co., Inc., Sr. Unsecd. Note, Series N, 1.000%, 11/1/2025	708,689
3,155,000	Black Hills Corp., Sr. Unsecd. Note, 1.037%, 8/23/2024	2,938,849
610,000	Dominion Energy, Inc., Jr. Sub. Note, 3.071%, 8/15/2024	589,839
2,000,000	Dominion Energy, Inc., Sr. Unsecd. Note, Series A, 3.300%, 3/15/2025	1,924,290
2,000,000	Duke Energy Corp., Sr. Unsecd. Note, 3.750%, 4/15/2024	1,969,954
1,915,000	Emera US Finance LP, Sr. Unsecd. Note, 0.833%, 6/15/2024	1,775,856
2,665,000	Enel Finance International NV, Sr. Unsecd. Note, 144A, 1.375%, 7/12/2026	2,309,490
1,000,000	Enel Finance International NV, Sr. Unsecd. Note, 144A, 2.650%, 9/10/2024	956,196
1,670,000	Enel Finance International NV, Sr. Unsecd. Note, 144A, 6.800%, 10/14/2025	1,730,582
5,000,000	EverSource Energy, Sr. Unsecd. Note, Series Q, 0.800%, 8/15/2025	4,462,320
2,180,000	Exelon Generation Co. LLC, Sr. Unsecd. Note, 3.250%, 6/1/2025	2,094,476
5,000,000	Fells Point Funding Trust, Sr. Unsecd. Note, 3.046%, 1/31/2027	4,554,498

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Utility - Electric—continued
$ 245,000	FirstEnergy Corp., Sr. Unsecd. Note, Series A, 1.600%, 1/15/2026	$ 217,030
1,445,000	Florida Power & Light Co., Sec. Fac. Bond, 2.850%, 4/1/2025	1,387,885
460,000	National Rural Utilities Cooperative Finance Corp., Sr. Unsecd. Note, 2.950%, 2/7/2024	449,576
2,500,000	National Rural Utilities Cooperative Finance Corp., Sr. Unsecd. Note, 5.450%, 10/30/2025	2,538,907
2,095,000	OGE Energy Corp., Sr. Unsecd. Note, 0.703%, 5/26/2023	2,051,513
2,695,000	Oncor Electric Delivery Co. LLC, Sr. Unsecd. Note, Series WI, 0.550%, 10/1/2025	2,396,693
4,080,000	Public Service Enterprises Group, Inc., Sr. Unsecd. Note, 0.800%, 8/15/2025	3,652,578
365,000	Public Service Enterprises Group, Inc., Sr. Unsecd. Note, 2.875%, 6/15/2024	352,535
1,000,000	Southern Co., Sr. Unsecd. Note, 2.950%, 7/1/2023	989,033
1,160,000	Xcel Energy, Inc., Sr. Unsecd. Note, 0.500%, 10/15/2023	1,113,064
	TOTAL	41,605,588
	Utility - Natural Gas—0.6%
1,500,000	Enbridge, Inc., Sr. Unsecd. Note, 2.500%, 1/15/2025	1,423,083
840,000	National Fuel Gas Co., Sr. Unsecd. Note, 3.750%, 3/1/2023	836,838
1,985,000	National Fuel Gas Co., Sr. Unsecd. Note, 5.500%, 1/15/2026	1,990,382
3,929,000	ONE Gas, Inc., Sr. Unsecd. Note, 1.100%, 3/11/2024	3,739,927
	TOTAL	7,990,230
	Utility - Natural Gas Distributor—0.1%
1,700,000	The East Ohio Gas Company, Sr. Unsecd. Note, 144A, 1.300%, 6/15/2025	1,541,314
	TOTAL CORPORATE BONDS (IDENTIFIED COST $396,794,501)	371,844,503
	ASSET-BACKED SECURITIES—3.5%
	Auto Receivables—2.0%
404,779	AmeriCredit Automobile Receivables Trust 2020-2, Class A3, 0.660%, 12/18/2024	402,548
1,791,144	AmeriCredit Automobile Receivables Trust 2020-3, Class A3, 0.530%, 6/18/2025	1,766,739
941,568	BMW Vehicle Owner Trust 2020-A, Class A3, 0.480%, 10/25/2024	925,937
1,226,011	Fifth Third Auto Trust 2019-1, Class A4, 2.690%, 11/16/2026	1,222,547
3,200,000	General Motors 2020-1, Class A, 0.680%, 8/15/2025	3,108,264
4,650,000	General Motors 2020-2, Class A, 0.690%, 10/15/2025	4,445,878
1,551,003	Hyundai Auto Receivables Trust 2020-C, Class A3, 0.380%, 5/15/2025	1,506,412
620,747	Nissan Auto Receivables Owner Trust 2020-A, Class A3, 1.380%, 12/16/2024	611,635
470,463	Tesla Auto Lease Trust 2020-A, Class A3, 0.680%, 12/20/2023	468,660
3,055,064	Toyota Auto Receivables Owner Trust 2019-B, Class A4, 2.600%, 11/15/2024	3,042,850
318,619	Toyota Auto Receivables Owner Trust 2020-B, Class A3, 1.360%, 8/15/2024	314,708
2,746,364	Volkswagen Auto Lease Trust 2020-A, Class A3, 0.390%, 1/22/2024	2,728,158
1,546,438	World Omni Auto Receivables Trust 2019-B, Class A4, 2.640%, 6/16/2025	1,534,998
479,607	World Omni Auto Receivables Trust 2020-B, Class A3, 0.630%, 5/15/2025	470,340
5,017,912	World Omni Auto Receivables Trust 2020-C, Class A3, 0.480%, 11/17/2025	4,872,852
	TOTAL	27,422,526
	Communications - Telecom Wireless—0.3%
4,336,266	Verizon Owner Trust 2020-C, Class A, 0.410%, 4/21/2025	4,252,742
	Credit Card—0.1%
2,000,000	Master Credit Card Trust 2020-1A, Class A, 1.990%, 9/21/2024	1,980,394
	Equipment Lease—0.8%
78,546	CNH Equipment Trust 2019-B, Class A3, 2.520%, 8/15/2024	78,340
1,691,563	Dell Equipment Finance Trust 2020-2, Class A3, 0.570%, 10/23/2023	1,672,812
1,650,000	John Deere Owner Trust 2019-B, Class A4, 2.320%, 5/15/2026	1,648,820
241,292	Kubota Credit Owner Trust 2020-1A, Class A3, 1.960%, 3/15/2024	239,658
1,875,000	MMAF Equipment Finance LLC 2020-A, Class A3, 0.970%, 4/9/2027	1,742,554

Principal Amount or Shares			Value
		ASSET-BACKED SECURITIES—continued
		Equipment Lease—continued
$ 5,500,000		MMAF Equipment Finance LLC 2020-BA, Class A3, 0.490%, 8/14/2025	$ 5,280,917
		TOTAL	10,663,101
		Other—0.1%
2,125,000		PFS Financing Corp. 2020-G, Class A, 0.970%, 2/15/2026	1,996,559
		Student Loans—0.2%
1,193,344		Navient Student Loan Trust 2020-GA, Class A, 1.170%, 9/16/2069	1,051,014
1,439,258		Navient Student Loan Trust 2020-HA, Class A, 1.310%, 1/15/2069	1,279,205
		TOTAL	2,330,219
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $50,142,489)	48,645,541
		COLLATERALIZED MORTGAGE OBLIGATIONS—0.7%
		Commercial Mortgage—0.7%
1,626,331		Benchmark Mortgage Trust 2019-B12, Class A2, 3.000%, 8/15/2052	1,556,915
2,885,000		Benchmark Mortgage Trust 2021-B26, Class A2, 1.957%, 6/15/2054	2,619,156
1,300,000		Citigroup Commercial Mortgage Trust 2013-GC11, Class B, 3.732%, 4/10/2046	1,280,070
750,000		Commercial Mortgage Trust 2013-CR8, Class B, 4.034%, 6/10/2046	734,735
1,425,000		GS Mortgage Securities Trust 2019-GC39, Class A2, 3.457%, 5/10/2052	1,371,684
1,750,000		GS Mortgage Securities Trust 2019-GC40, Class A2, 2.971%, 7/10/2052	1,676,080
		TOTAL	9,238,640
		Federal Home Loan Mortgage Corporation—0.0%
13,561	[2]	FHLMC REMIC, Series 3397, Class FC, 4.473% (1-month USLIBOR +0.600%), 12/15/2037	13,519
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $10,037,456)	9,252,159
		MORTGAGE-BACKED SECURITIES—0.1%
		Federal National Mortgage Association—0.1%
630,780		FNMA, Pool AS2976, 4.000%, 8/1/2044	613,998
307,627		FNMA, Pool AW0029, 3.500%, 7/1/2044	290,119
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $980,307)	904,117
		INVESTMENT COMPANIES—19.4%
8,876,754		Bank Loan Core Fund	77,227,762
1,957,143		Emerging Markets Core Fund	15,422,289
1,472,585		Federated Hermes Government Obligations Fund, Premier Shares, 3.66%[4]	1,472,585
16,028,893		Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares, 3.86%[4]	16,022,482
8,775,563		Mortgage Core Fund	74,153,507
9,729,489		Project and Trade Finance Core Fund	84,743,843
		TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $279,347,705)	269,042,468
		TOTAL INVESTMENT IN SECURITIES—100.1% (IDENTIFIED COST $1,467,955,232)	1,385,330,997
		OTHER ASSETS AND LIABILITIES - NET—(0.1)%[5]	(1,933,401)
		TOTAL NET ASSETS—100%	$1,383,397,596
At November 30, 2022, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Appreciation
Long Futures:
United States Treasury Notes 2-Year Long Futures	212	$43,536,188	March 2023	$99,112
United States Treasury Notes 5-Year Long Futures	650	$70,570,703	March 2023	$354,072
NET UNREALIZED APPRECIATION ON FUTURES CONTRACTS				$453,184

The average notional value of long futures contracts held by the Fund throughout the period was $171,016,868. This is based on the contracts held as of each month-end throughout the three-month fiscal period.
Net Unrealized Appreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”
Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended November 30, 2022, were as follows:
Affiliates	Value as of 8/31/2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation/ Depreciation	Net Realized Gain/ (Loss)	Value as of 11/30/2022	Shares Held as of 11/30/2022	Dividend Income
Bank Loan Core Fund	$113,901,124	$1,747,267	$(35,500,000)	$336,340	$(3,256,969)	$77,227,762	8,876,754	$575,325
Emerging Markets Core Fund	$344,070	$14,109,143	$—	$969,076	$—	$15,422,289	1,957,143	$3,614
Federated Hermes Government Obligations Fund, Premier Shares*	$—	$67,143,740	$(65,671,155)	N/A	N/A	$1,472,585	1,472,585	$—
Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares	$33,142,575	$128,185,002	$(145,302,386)	$1,495	$(4,204)	$16,022,482	16,028,893	$64,309
Mortgage Core Fund	$40,428,133	$34,513,509	$—	$(788,135)	$—	$74,153,507	8,775,563	$169,886
Project and Trade Finance Core Fund	$103,117,755	$1,476,694	$(20,000,000)	$544,459	$(395,065)	$84,743,843	9,729,489	$515,925
TOTAL OF AFFILIATED TRANSACTIONS	$290,933,657	$247,175,355	$(266,473,541)	$1,063,235	$(3,656,238)	$269,042,468	46,840,427	$1,329,059

*	All or a portion of the balance/activity for the fund relates to cash collateral received on securities lending transactions.

1	Pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding long futures contracts.
2	Floating/variable note with current rate and current maturity or next reset date shown.
3
All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers. As of November 30, 2022, securities subject to this type of arrangement and related collateral were as follows:

Market Value of Securities Loaned	Collateral Received
$1,432,095	$1,472,585

4	7-day net yield.
5	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at November 30, 2022.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
◾ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by Federated Investment Management Company (the “Adviser”).
◾ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
◾ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
◾ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Adviser.
◾ Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
◾ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.

Fair Valuation Procedures
Pursuant to Rule 2a-5 under the Investment Company Act, the Fund’s Board of Trustees (the “Trustees”) have designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed- income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of November 30, 2022, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
U.S. Treasuries	$—	$685,642,209	$—	$685,642,209
Corporate Bonds	—	371,844,503	—	371,844,503
Asset-Backed Securities	—	48,645,541	—	48,645,541
Collateralized Mortgage Obligations	—	9,252,159	—	9,252,159
Mortgage-Backed Securities	—	904,117	—	904,117
Investment Companies[1]	184,298,625	—	—	269,042,468
TOTAL SECURITIES	$184,298,625	$1,116,288,529	$—	$1,385,330,997
Other Financial Instruments:[2]
Assets	$453,184	$—	$—	$453,184
TOTAL OTHER FINANCIAL INSTRUMENTS	$453,184	$—	$—	$453,184

1
As permitted by U.S. generally accepted accounting principles, an Investment Company valued at $84,743,843 is measured at fair value using the NAV per share practical expedient and has not been categorized in the chart above but is included in the Total column. The price of shares redeemed of Project and Trade
Finance Core Fund may be determined as of the closing NAV of the fund up to twenty-four days after receipt of a shareholder redemption request.

2	Other financial instruments are futures contracts.

The following acronym(s) are used throughout this portfolio:
BKNT	—Bank Notes
FHLMC	—Federal Home Loan Mortgage Corporation
FNMA	—Federal National Mortgage Association
LIBOR	—London Interbank Offered Rate
MTN	—Medium Term Note
REIT	—Real Estate Investment Trust
REMIC	—Real Estate Mortgage Investment Conduit